Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating activities:
Net profit	$ 2,486	$ 2,140	$ 2,052
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	289	254	222
Interest and dividend income	(129)	(51)	(27)
Income tax expense	657	834	799
Effect of exchange rate changes on assets and liabilities	3	6	10
Deferred consideration pertaining to acquisition			23
Impairment loss on financial assets	5	20	(7)
Reduction in fair value of Disposal Group held for sale	18
Share in net profit/(loss) of associate, including impairment	11	5
Stock compensation expense	13	17	1
Other adjustments	(20)	7	25
Changes in working capital
Trade receivables and unbilled revenues	(237)	(260)	(252)
Prepayments and other assets	(58)	(70)	(220)
Trade payables	51	(3)	37
Client deposits	1	1
Unearned revenues	104	66	43
Other liabilities and provisions	122	(24)	48
Cash generated from operations	3,316	2,942	2,754
Income taxes paid	(1,059)	(843)	(892)
Net cash provided by operating activities	2,257	2,099	1,862
Investing activities:
Expenditure on property, plant and equipment	(310)	(411)	(413)
Loans to employees	4	4	(11)
Payment for acquisition of business, net of cash acquired	(4)		(117)
Payment of contingent consideration pertaining to acquisition of business	(5)	(5)
Deposits placed with corporation	(20)	(25)	(22)
Interest and dividend received	67	32	26
Investment in quoted debt securities	(16)	(638)	(46)
Redemption of quoted debt securities	18	1
Proceeds from sale of equity and preference securities	5
Investment in equity and preference securities	(4)	(10)	(12)
Investment in others	(4)	(4)	(3)
Investment in certificates of deposit	(1,032)	(1,167)
Redemption of certificates of deposit	1,503
Investment in commercial papers	(45)
Investment in liquid mutual funds and fixed maturity plan securities	(9,628)	(8,083)	(3,676)
Redemption of liquid mutual funds and fixed maturity plan securities	9,953	7,759	3,800
Net cash used in investing activities	482	(2,547)	(474)
Financing activities:
Buyback of shares including transaction cost	(2,042)
Shares issued on exercise of employee stock options	1
Payment of dividends (including corporate dividend tax)	(1,156)	(1,032)	(1,059)
Net cash used in financing activities	(3,197)	(1,032)	(1,059)
Net increase/(decrease) in cash and cash equivalents	(458)	(1,480)	329
Effect of exchange rate changes on cash and cash equivalents	18	34	(253)
Cash and cash equivalents at the beginning	3,489	4,935	4,859
Cash and cash equivalents at the end	3,049	3,489	4,935
Supplementary information:
Restricted cash balance	$ 82	$ 88	$ 74